Schedule of Financial Risk Factors (Details)	Jul. 30, 2021 USD ($)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 556,795
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Carrying amount	32,098
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Accounts Payable and Accrued Liabilities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Carrying amount	556,795
Accounts Payable and Accrued Liabilities [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Accounts Payable and Accrued Liabilities [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Accounts Payable and Accrued Liabilities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Government Grants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Government Grants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Carrying amount	32,098
Government Grants [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Government Grants [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Carrying amount
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Carrying amount	582,781
Gross carrying amount [member] | Accounts Payable and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	556,795
Gross carrying amount [member] | Government Grants [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	25,986
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	588,893
Contractual Cash Flows [Member] | Accounts Payable and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	556,795
Contractual Cash Flows [Member] | Government Grants [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 32,098